PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
A summary of property, plant and equipment is as follows:

	June 30,
	2016	2017

Buildings	$71,037	$70,029
Machinery	8,148	10,892
Software	7,377	10,004
Vehicles	3,886	4,378
Electronic and other equipment	23,704	29,321
Construction in progress	5,753	4,113
	$119,905	$128,737

Less: Accumulated depreciation and impairment	(39,967)	(48,208)

	$79,938	$80,529

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
The Company has entered into operating lease contracts related to certain buildings owned with the carrying amount as shown below:

	June 30,
	2016	2017

Buildings leased to others - at original cost	$10,086	$13,925
Less: accumulated depreciation	(3,725)	(4,261)
Buildings leased to others - net	$6,361	$9,664